INVESTMENTS	12 Months Ended
Dec. 31, 2018
INVESTMENTS
INVESTMENTS

5.       INVESTMENTS

Held-to-maturity securities

As of December 31, 2018, the Group’s held-to-maturity investments mainly consisted of principal-guaranteed products that have stated maturity within one year. While these fixed-income financial products are not publicly traded, the Group estimated that their fair value approximated their amortized costs considering their short-term maturities and high credit quality. No OTTI loss was recognized for the years ended December 31, 2017 and 2018.

Available-for-sale securities

As of December 31, 2018, the Group’s available-for-sale investments mainly consisted of investments in debt securities. The Group measured the available-for-sale investments at fair value, with changes in fair value deferred in other comprehensive income. Changes in fair value of the available-for-sale investments, net of tax, for the year ended December 31, 2017 and 2018 were RMB411 and RMB2,414, respectively, recorded in other comprehensive income. No OTTI loss was recognized during the year of 2017 and 2018.

Interest income of investments of RMB72,649 and RMB36,011 were recognized in the consolidated statements of operations for the years ended December 31, 2017 and 2018, respectively.

The following table presents additional information about cost and fair value of available-for-sale investments as of December 31, 2017 and 2018:

	December 31, 2017
			Unrealized gain in
		Gross unrecognized	accumulated other	Impact of
	Cost	holding gains / (losses)	comprehensive income	exchange rate	Fair value
Available-for-sale investments:
Debt securities	963,660	—	(411)	4	963,253

	December 31, 2018
			Unrealized gain in
		Gross unrecognized	accumulated other	Impact of
	Cost	holding gains / (losses)	comprehensive income	exchange rate	Fair value
Available-for-sale investments:
Debt securities	835,404	—	(2,825)	(114)	832,465